Premises and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE 8	Premises and Equipment

Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2018	2017
Land	$515	$520
Buildings and improvements	3,481	3,425
Furniture, fixtures and equipment	3,110	2,951
Capitalized building and equipment leases	121	130
Construction in progress	20	35

	7,247	7,061
Less accumulated depreciation and amortization	(4,790)	(4,629)

Total	$2,457	$2,432